Submission	Jan. 08, 2026
Submission [Line Items]
Central Index Key	0002088256
Registrant Name	HORIZON QUANTUM HOLDINGS PTE. LTD.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A